UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631-728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY       11/11/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 9/30/11
                              RUN DATE: 9/30/11

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   31
                                        --------------------

Form 13F Information Table Value Total:           $49,881
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   -------
 ACXIOM CORP                      COM         005125109       1,771   166,410                 SOLE          0      166,410
 APPLIED INDUSTRIAL TECH INC      COM         03820C105         951    35,000                 SOLE          0       35,000
 CIMAREX ENERGY                   COM         171798101       1,030    18,500                 SOLE          0       18,500
 COHERENT INC                     COM         192479103       1,893    44,064                 SOLE          0       44,064
 C&J ENERGY SERVICES INC          COM         12467B304         113     6,900                 SOLE          0        6,900
 COVANCE INC                      COM         222816100          45     1,000                 SOLE          0        1,000
 CSG SYS INTL INC                 COM         126349109       3,659   289,446                 SOLE          0      289,446
 CUBIC CORP                       COM         229669106         527    13,500                 SOLE          0       13,500
 EMCOR GROUP INC                  COM         29084Q100       2,073   101,970                 SOLE          0      101,970
 FEI COMPANY                      COM         30241L109         479    16,000                 SOLE          0       16,000
 GARDNER DENVER INC               COM         365558105         299     4,700                 SOLE          0        4,700
 GLOBAL PAYMENTS INC              COM         37940X102       5,206   128,900                 SOLE          0      128,900
 ISHARES DJ US FINANCIAL SECT     COM         464287788         199     4,500                 SOLE          0        4,500
 INSPERITY INC                    COM         45778Q107       1,609    72,300                 SOLE          0       72,300
 KAYDON CORP                      COM         486587108       3,539   123,400                 SOLE          0      123,400
 LHC GROUP INC                    COM         50187A107       1,884   110,450                 SOLE          0      110,450
 MKS INSTRUMENTS INC              COM         55306N104       3,125   143,960                 SOLE          0      143,960
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       1,908    33,800                 SOLE          0       33,800
 HIGHER ONE HOLDINGS INC          COM         42983D104          81     5,000                 SOLE          0        5,000
 PHARMACEUTICAL PROD DEV INC      COM         717124101       4,229   164,800                 SOLE          0      164,800
 RBC BEARINGS                     COM         75524B104         342    10,072                 SOLE          0       10,072
 ROBBINS & MYERS INC              COM         770196103         174     5,000                 SOLE          0        5,000
 ROLLINS INC                      COM         775711104       2,341   125,137                 SOLE          0      125,137
 SYKES ENTERPRISES INC            COM         871237103       1,312    87,726                 SOLE          0       87,726
 THOR INDUSTRIES                  COM         885160101       1,161    52,400                 SOLE          0       52,400
 TOTAL SYSTEM SERVICES INC        COM         891906109       2,548   150,500                 SOLE          0      150,500
 TUTOR PERINI CORP                COM         713839108       1,294   112,600                 SOLE          0      112,600
 TETRA TECH INC                   COM         88162G103          66     3,500                 SOLE          0        3,500
 WABTEC CORP                      COM         929740108       4,818    91,129                 SOLE          0       91,129
 WD-40 COMPANY                    COM         929236107         586    14,700                 SOLE          0       14,700
 ZEBRA TECHNOLOGIES CORP-CL A     COM         989207105         619    20,000                 SOLE          0       20,000
